Earnings per Share - Computation of Earnings per Share (Detail) - shares		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share	[1]	2,104	2,086	2,100	1,834.3
Effect of dilutive securities:
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	[1]	2,155.3	2,140.2	2,153.2	1,899.2

[1]	The number of average basic and diluted shares outstanding has been adjusted for all periods before April 2017 in order to reflect the effect of the bonus component of subscription rights issued in April 2017 in connection with the capital increase.